Significant Agreements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Agreement description		Pursuant to the Second Amendment, the Company and Cipla were each responsible for 60% and 40%, respectively, of the Company’s overhead costs and the time spent by the Company’s employees and consultants on development of the Product (“Direct Costs”). The Company shared all other development costs with Cipla that were not Direct Costs, such as the cost of clinical research organizations, manufacturing costs and other third-party costs, on a 50/50 basis.
Transaction cost		$ 22,000
Revenue		7,806	$ 7,298
Disposal of carrying value	$ 2,600	(2,618)	(8)
Cipla Agreement [Member] | Cipla Technologies LLC [Member]
Proceeds from related party debt		22,000
Revenue recognized			1,100
Cipla Agreement [Member] | Cipla Technologies LLC [Member] | Research and Development Service [Member]
Transaction cost		12,000
Revenue		6,900	$ 7,300
Cipla Agreement [Member] | Cipla Technologies LLC [Member] | Irrevocable License [Member]
Transaction cost		10,000
Lease Assignment Agreement [Member]
Decrease in right-of-use asset		$ 8,400